Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–158.27%(a)
Alabama–2.25%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$245	$203,910

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,260	1,341,868

Black Belt Energy Gas District (The); Series 2023 B, RB(c)	5.25%	12/01/2030	1,445	1,533,558

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(d)	5.50%	01/01/2043	2,525	1,464,500

Jefferson (County of), AL; Series 2013 A, Revenue Wts. (INS - AGM)(e)	5.50%	10/01/2053	1,205	1,223,729

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,965,696

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,520	1,480,263

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,430	1,515,406

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	759,983

				13,488,913

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	376,650

Arizona–3.65%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,055	973,322

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	1,215	1,131,475

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(f)	5.00%	07/01/2049	500	441,544

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2040	255	245,929

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,106,822

Series 2017, Ref. RB	5.00%	11/15/2045	905	713,704

Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(e)	4.00%	07/01/2045	1,750	1,686,662

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	230	209,605

Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(e)	5.00%	07/01/2046	3,070	3,308,611

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	515,616

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	323,113

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,091,946

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,070	751,418

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,440	3,770,930

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	785	832,495

Series 2007, RB	5.00%	12/01/2037	3,520	3,737,390

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,008,921

				21,849,503

Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	635,123

California–17.20%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2038	2,200	2,221,248

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,250	1,091,201

California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,695	1,355,725

Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,275	3,330,174

Series 2023, GO Bonds	5.25%	09/01/2053	3,440	3,861,143

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	$855	$671,069

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	11,260	1,027,114

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,791

Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,700	280,000

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	4,470	4,807,075

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	3,876,288

California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,159	3,934,955

Series 2023-1, RB	4.38%	09/20/2036	852	824,589

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	195	171,726

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,407,141

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,700	1,751,718

Series 2018 A, RB(h)	5.00%	12/31/2047	2,055	2,069,744

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	850	823,058

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	255	233,194

California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	970	970,819

Series 2012, RB(f)(h)	5.00%	07/01/2030	225	225,164

Series 2012, RB(f)(h)	5.00%	07/01/2037	2,340	2,340,475

Series 2012, RB(f)(h)	5.00%	11/21/2045	2,730	2,711,952

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	995,288

California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,525	2,715,490

Series 2019 A, RB(i)	5.00%	11/01/2049	2,160	2,301,641

Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,326,772

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	850	570,233

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	850	591,365

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	510	371,476

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	510	492,580

Golden State Tobacco Securitization Corp.;
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,314,023

Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,845	296,876

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2036	1,775	2,024,043

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB(h)	5.00%	05/15/2043	1,250	1,289,914

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,385	2,553,219

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(e)	5.00%	08/01/2050	1,260	1,328,940

M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	830	889,232

Series 2009 B, RB	6.50%	11/01/2039	595	731,726

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,055	1,956,586

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(e)	4.25%	08/01/2053	3,125	3,138,602

Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(e)	4.25%	08/01/2049	3,000	3,033,360

Regents of the University of California Medical Center;
Series 2022 P, RB(i)(k)	4.00%	05/15/2053	5,545	5,338,978

Series 2022 P, RB	3.50%	05/15/2054	2,060	1,723,793

Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2047	1,330	1,461,850

Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2052	1,615	1,765,058

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$2,100	$2,008,125

Series 2021 A, RB	5.00%	07/01/2056	2,045	2,174,935

Series 2023 B, RB(h)	5.00%	07/01/2048	2,580	2,685,639

San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	690	719,011

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(h)	4.00%	05/01/2039	475	464,487

Series 2016, RB(h)	5.00%	05/01/2046	5,000	5,016,127

Series 2019 E, RB(h)	5.00%	05/01/2050	2,400	2,442,190

Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	620	667,681

San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2049	3,845	3,873,150

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,560	1,280,928

Western Placer Unified School District; Series 2017, Ref. COP (INS - AGM)(e)	4.00%	08/01/2049	1,385	1,364,054

				102,953,187

Colorado–5.61%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	760,781

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	938,698

Bromley Park Metropolitan District No 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	635	680,994

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	1,715	1,540,489

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	591,629

Series 2022, RB	6.50%	12/01/2053	600	602,665

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	699,057

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,785,401

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,750	3,828,937

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,499,050

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	550	511,293

Series 2007 A, RB	5.30%	07/01/2037	245	190,126

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	945,550

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	492,063

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051

Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	1,795	1,823,554

Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,650	1,698,883

Series 2018 A-2, RB(g)	0.00%	08/01/2033	2,300	1,535,512

Series 2022 A, RB(h)	5.00%	11/15/2036	970	1,058,236

Series 2022 A, RB(h)	5.00%	11/15/2047	2,545	2,654,507

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	401,956

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	471,194

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	707,569

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	802	639,720

Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	585	600,353

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	775,793

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	678,908

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	617,929

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	810,439

White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	550,351

Series 2023, GO Bonds	8.00%	12/15/2035	730	701,211

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,360	822,686

Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,105	1,232,035

				33,612,291

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–1.54%
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2013 A, Ref. VRD RB(l)	1.40%	07/01/2042	$9,225	$9,225,000

District of Columbia–4.44%
District of Columbia;
Series 2014 C, GO Bonds(b)(i)	5.00%	06/01/2035	7,050	7,111,312

Series 2022 A, RB	5.00%	07/01/2047	1,700	1,845,353

Series 2023 A, RB	5.25%	05/01/2048	2,535	2,810,719

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	641,966

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,332,486

Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(h)	5.00%	10/01/2042	2,740	2,798,889

Series 2021 A, Ref. RB(h)	4.00%	10/01/2041	1,425	1,366,765

Series 2023 A, Ref. RB(h)	5.25%	10/01/2042	1,335	1,440,278

Series 2023 A, Ref. RB(h)	5.25%	10/01/2043	1,170	1,259,291

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,531,351

Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,220	2,441,764

				26,580,174

Florida–11.20%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	701,190

Series 2022 B, RB(f)	6.50%	11/15/2033	100	84,604

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	460,610

Broward (County of), FL;
Series 2019 B, RB(h)	4.00%	09/01/2044	850	814,544

Series 2022 A, RB	4.00%	10/01/2047	3,720	3,710,672

Series 2022, RB	5.00%	01/01/2047	1,715	1,844,938

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,400	3,237,809

Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	1,270	1,382,674

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(d)(f)	7.75%	05/15/2035	1,000	31,975

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,420	1,429,699

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,250,250

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(h)	7.38%	01/01/2049	680	682,969

Fort Lauderdale (City of), FL;
Series 2023 A, RB	5.50%	09/01/2053	2,565	2,884,130

Series 2023, RB	5.50%	09/01/2053	1,520	1,709,114

Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,309,272

Gramercy Farms Community Development District; Series 2011, Ref. RB(g)(m)	0.00%	05/01/2039	975	507,000

Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	1,805	1,823,277

Series 2019 A, RB(h)	4.00%	10/01/2044	2,250	2,111,655

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,748,001

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,585	2,630,328

Jacksonville (City of) FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,535	2,798,277

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	588,353

Series 2020 A, Ref. RB	5.75%	08/15/2050	290	249,848

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	907,509

Lee (County of), FL;

Series 2021 B, RB(h)	5.00%	10/01/2034	1,060	1,152,741

Series 2022, RB	5.25%	08/01/2049	1,705	1,803,840

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2052	2,020	2,141,256

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,175,162

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	$3,375	$3,248,798

Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	510	531,408

Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	855	876,022

Subseries 2021 A-2, Ref. RB (INS - AGM)(e)	4.00%	10/01/2049	2,565	2,398,172

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,631,464

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,390	2,522,924

Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	270	270,567

Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(l)	3.41%	10/01/2039	1,720	1,720,000

Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	2,000	440,559

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	460	90,014

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	455	83,894

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	67,743

Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	348	3

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,705	1,573,834

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	777,781

Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	540,129

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,458

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,333,379

Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	2,000	1,959,241

Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	3,410	797,768

				67,035,855

Georgia–2.14%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	2,972,811

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(k)	4.00%	07/01/2044	3,405	3,303,055

Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.40%	11/01/2052	995	995,000

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,180,429

Main Street Natural Gas, Inc.;
Series 2021 C, RB(c)	4.00%	12/01/2028	1,260	1,236,757

Series 2022 C, RB(c)(f)	4.00%	11/01/2027	1,285	1,219,900

Series 2023 B, RB(c)	5.00%	03/01/2030	1,820	1,897,246

				12,805,198

Idaho–0.43%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	312,054

Series 2017 A, Ref. RB	5.25%	11/15/2037	505	414,181

Idaho Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	520,184

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	1,705	1,307,596

				2,554,015

Illinois–8.83%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,080,065

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	436,982

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	351,305

Series 2014, RB	5.00%	11/01/2039	880	884,457

Series 2014, Ref. RB(b)(c)	5.00%	01/01/2024	1,200	1,201,431

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,496,429

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,160,516

Chicago (City of), IL (O’Hare International Airport); Series 2017 D, RB	5.00%	01/01/2052	1,495	1,513,804

Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2032	735	763,724

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	759,055

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	783,057

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)(c)(h)	5.50%	02/06/2024	$2,770	$2,776,615

Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,275	1,275,044

Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(e)	4.00%	01/01/2042	1,250	1,185,626

Series 2020 D, GO Bonds (INS - BAM)(e)	4.00%	01/01/2036	1,000	1,008,690

Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,300,288

Series 2014, GO Bonds	5.00%	05/01/2035	370	370,561

Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,151,353

Series 2016, GO Bonds	5.00%	11/01/2036	930	945,532

Series 2017 C, GO Bonds	5.00%	11/01/2029	270	283,801

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,382,013

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,328,534

Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,869,391

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	370	370,253

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,470	1,488,318

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	51,174

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,245	982,485

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,178,107

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	768,311

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	897,661

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	154,885

Series 2017, Ref. RB	5.25%	02/15/2037	200	199,607

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	1,827,608

Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2031	1,235	1,244,176

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(i)	5.00%	01/01/2038	3,875	3,875,213

Series 2013 A, RB	5.00%	01/01/2038	3,045	3,045,167

Series 2014 B, RB	5.00%	01/01/2038	5,470	5,471,929

				52,863,167

Indiana–1.24%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	2,535	2,773,548

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	160,825

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,110	2,121,754

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	245	245,012

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,502,355

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(c)(h)	4.40%	06/10/2031	630	633,409

				7,436,903

Iowa–1.41%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	442,534

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,184,016

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,795	2,796,991

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,166,322

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,835	1,861,905

				8,451,768

Kentucky–1.29%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(h)	4.70%	01/01/2052	685	633,744

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.70%	02/01/2025	720	720,597

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	540	540,128

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$1,130	$1,138,474

Series 2015 A, RB	5.00%	07/01/2040	1,005	1,008,247

Series 2015 A, RB	5.00%	01/01/2045	1,365	1,365,522

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,292,395

Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,033,166

				7,732,273

Louisiana–0.83%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(e)	4.00%	12/01/2042	1,000	981,460

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(f)	3.90%	11/01/2044	840	720,976

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,735	2,746,433

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	505	519,047

				4,967,916

Maryland–0.69%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	402,017

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,046,942

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	366,259

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(h)	5.25%	06/30/2052	1,565	1,590,228

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	741,349

				4,146,795

Massachusetts–1.94%
Massachusetts (Commonwealth of); Series 2023, RB	5.00%	06/01/2053	4,670	5,025,006

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,345	1,432,402

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,225	1,229,006

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,542,204

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	228,257

Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(h)	5.00%	07/01/2040	1,000	1,040,130

Series 2021 E, RB(h)	5.00%	07/01/2046	1,075	1,111,619

				11,608,624

Michigan–5.78%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	218,059

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	692,096

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2038	1,000	1,003,524

Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2048	1,150	1,151,656

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	558,101

Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,758,425

Series 2023, RB	5.50%	11/15/2049	3,170	3,597,798

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(i)	5.00%	04/15/2041	2,925	2,996,118

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2030	2,785	2,800,642

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	642,870

Series 2014 D-1, Ref. RB (INS - AGM)(e)	5.00%	07/01/2035	1,250	1,254,546

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	643,776

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$170	$157,494

Series 2020, Ref. RB	5.00%	06/01/2045	495	426,033

Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(i)(k)	5.00%	12/01/2046	3,980	4,023,817

Series 2017, Ref. RB	4.00%	12/01/2040	870	855,763

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,985	2,069,919

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(h)	4.00%	10/01/2026	2,670	2,616,117

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	784,571

Regents of the University of Michigan; Series 2012 B, VRD RB(l)	2.00%	04/01/2042	3,085	3,085,000

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2017 B, RB(h)	5.00%	12/01/2047	1,250	1,267,477

				34,603,802

Minnesota–0.34%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	240,383

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	381,231

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	619,627

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	487,983

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	313,941

				2,043,165

Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	668,035

Missouri–2.07%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,294,436

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,815	4,866,703

Series 2019 B, RB (INS - AGM)(e)(h)	5.00%	03/01/2049	1,020	1,035,723

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	383,411

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2014, RB	5.00%	02/01/2035	1,000	991,502

Series 2019, Ref. RB	5.00%	02/01/2048	335	304,825

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,735,001

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	780	759,957

				12,371,558

Nebraska–1.67%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	224,253

Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,974,798

Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	860	885,395

Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,503,971

Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,106,696
Omaha (City of), NE Public Power District; Series 2022, RB(i)(k)	5.25%	02/01/2052	2,125	2,320,011

				10,015,124

Nevada–1.65%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	5,405	5,778,793

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,760	3,715,632

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	395	371,278

				9,865,703

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.88%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	$307	$295,990

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,675	1,637,629

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,125	1,165,471

New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,104,834

Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,062,799

				5,266,723

New Jersey–3.91%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	460	460,249

Series 2012, RB(h)	5.75%	09/15/2027	450	450,087

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2035	700	718,805

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,250,216

Series 2013, RB(h)	5.38%	01/01/2043	2,620	2,622,033

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,570,926

New Jersey (State of) Transportation Trust Fund Authority;
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,583,662

Series 2015 AA, RB	4.75%	06/15/2035	655	665,482

Series 2018 A, RN(i)(k)	5.00%	06/15/2029	1,625	1,694,280

Series 2018 A, RN(i)(k)	5.00%	06/15/2030	555	578,337

Series 2018 A, RN(i)(k)	5.00%	06/15/2031	1,020	1,062,006

Series 2021 A, Ref. RB	5.00%	06/15/2033	505	566,662

Series 2022, RB	5.25%	06/15/2046	1,455	1,565,416

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	3,007,894

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,744,212

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,880	1,885,235

				23,425,502

New Mexico–0.51%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	3,010	3,050,354

New York–22.75%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	400	353,415

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,565,126

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	2,570	2,505,921

Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	539,661

Series 2020 A-1, RB (INS - AGM)(e)	4.00%	11/15/2041	2,035	1,979,669

Series 2020 A-1, RB (INS - BAM)(e)	4.00%	11/15/2053	400	366,043

Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,411,549

New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(h)	4.00%	07/15/2055	2,390	2,147,157

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,739,044

New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,515	2,697,823

Series 2022-XM1009, RB(i)	5.25%	05/01/2041	2,500	2,800,557

Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,358,193

Subseries 2022 D-1, RB(i)	5.25%	05/01/2039	1,320	1,492,483

Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,535	1,692,792

New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(l)	3.25%	06/15/2046	5,160	5,160,000

Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,666,388

Series 2020 BB-1, RB	5.00%	06/15/2050	3,440	3,651,573

Series 2020, Ref. RB	5.00%	06/15/2050	1,735	1,841,709

Series 2021, VRD RB(l)	1.90%	06/15/2045	3,440	3,440,000

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	$875	$861,099

Series 2021 B-1, RB	4.00%	08/01/2045	2,145	2,108,938

Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,497,437

Series 2024 B, RB	4.38%	05/01/2053	2,235	2,242,778

Subseries 2013, RB	5.00%	11/01/2038	10,155	10,159,657

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(e)	5.00%	10/01/2024	225	225,373

Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,353,770

Series 2018 E, RB(i)	5.00%	03/15/2046	5,850	6,126,681

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	471,713

Series 2019 A, Ref. RB	5.00%	07/01/2041	700	561,460

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,504,891

New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	3,740	3,701,074

New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	4,265	4,109,641

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(e)	5.00%	11/15/2053	1,775	1,901,718

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	5,073,072

Series 2019 B, RB (INS - AGM)(e)(i)(k)	4.00%	01/01/2050	2,670	2,587,943

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,508,090

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,290	1,318,297

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	290	266,035

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,309,412

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	5,880	5,730,829

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,320,648

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	530	544,823

Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	969,480

Series 2023, RB(h)	5.38%	06/30/2060	2,205	2,206,945

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,085	1,085,041

Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,360	1,359,909

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,172,733

Series 2018, RB(h)	5.00%	01/01/2034	2,375	2,403,935

Series 2018, RB(h)	5.00%	01/01/2036	1,910	1,923,365

Series 2020, RB(h)	5.00%	10/01/2035	250	255,042

Series 2020, RB(h)	5.00%	10/01/2040	2,045	2,036,685

Series 2020, RB(h)	4.38%	10/01/2045	1,195	1,078,728

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,281,350

Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	1,810,043

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(h)	5.00%	12/01/2036	1,005	1,057,945

Series 2022, RB(h)	5.00%	12/01/2038	610	636,295

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	890	876,163

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,802,166

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	807,269

Series 2021 A, RB	5.00%	11/15/2056	1,145	1,210,665

Series 2022, RB(i)	5.00%	05/15/2051	3,135	3,318,275

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,033,134

				136,219,650

North Carolina–0.79%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(l)	2.10%	01/15/2048	465	465,000

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(e)(h)	5.00%	07/01/2036	$375	$408,183

Series 2023, RB (INS - AGM)(e)(h)	5.00%	07/01/2038	840	894,283

Series 2023, RB (INS - AGM)(e)(h)	5.25%	07/01/2039	350	381,130

North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	990	1,013,278

Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	1,575	1,543,145

				4,705,019

North Dakota–0.57%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,400	1,977,166

Series 2017 C, RB	5.00%	06/01/2053	1,780	1,408,545

				3,385,711

Ohio–5.46%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,707,715

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,380	4,714,516

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,995	7,063,917

Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,765	900,841

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	1,150	1,150,066

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	815	815,050

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	650	648,522

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,195,725

Series 2017, Ref. RB	5.50%	02/15/2052	865	875,381

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,482,581

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,833,977

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,254,998

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(d)(f)	6.00%	04/01/2038	1,440	417,600

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,778,838

Ohio (State of); Series 2014, Ref. VRD RB(l)	3.80%	01/15/2045	2,000	2,000,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,285,578

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	600	567,601

				32,692,906

Oklahoma–1.31%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,860	3,737,579

Series 2018 B, RB	5.50%	08/15/2057	1,255	1,205,105

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,990	1,990

Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,205	1,332,424

Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	730	720,858

Series 2023, RB	4.13%	04/01/2053	905	868,506

				7,866,462

Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(f)	6.00%	10/05/2040	853	853,673

Oregon–1.23%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	453,053

Oregon (State of); Series 2019, GO Bonds(i)(k)	5.00%	08/01/2044	3,410	3,641,641

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,455	1,570,852

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,635	1,686,029

				7,351,575

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–3.50%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(e)(h)	5.50%	01/01/2048	$1,395	$1,509,914

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	797,462

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	700	405,009

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	720,897

Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	539,255

Series 2021, RB	5.00%	11/01/2051	695	712,815

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,055	2,122,686

Series 2022, RB (INS - AGM)(e)(h)	5.00%	12/31/2057	1,025	1,036,891

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	685	684,652

Series 2023 A-2, RB	4.00%	05/15/2048	555	506,813

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,035,910

Series 2014 A-2, RB(j)	5.13%	12/01/2039	1,000	1,013,900

Series 2019 A, RB	5.00%	12/01/2049	225	234,525

Series 2020 B, RB	5.00%	12/01/2050	610	643,154

Series 2021 A, RB	4.00%	12/01/2050	1,275	1,197,192

Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	3,200	3,264,695

Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	1,380	1,397,396

Series 2021, Ref. RB (INS - AGM)(e)(h)	4.00%	07/01/2039	1,000	973,237

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,792,087

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	405	365,941

				20,954,431

Puerto Rico–5.75%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,040	3,047,682

Series 2002, RB	5.63%	05/15/2043	1,520	1,537,258

Series 2005 A, RB(g)	0.00%	05/15/2050	6,050	1,114,197

Series 2005 B, RB(g)	0.00%	05/15/2055	2,600	276,869

Series 2008 A, RB(g)	0.00%	05/15/2057	15,290	1,130,003

Series 2008 B, RB(g)	0.00%	05/15/2057	38,355	2,148,655

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,248,923

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,173,787

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	895,877

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	532,553

Subseries 2022, RN	0.00%	11/01/2043	759	395,637

Subseries 2022, RN	0.00%	11/01/2051	1,440	756,243

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	1,825	1,804,656

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	750	744,236

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	660	648,193

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,710	1,692,900

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	$455	$392,998

Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,525	1,206,212

Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,495	1,635,479

Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,440	2,490,584

Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,005	2,394,250

Series 2018 A-1, RB	4.75%	07/01/2053	1,365	1,291,798

Series 2018 A-1, RB	5.00%	07/01/2058	4,815	4,680,564

Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,186,308

				34,425,862

Rhode Island–0.55%
Tobacco Settlement Financing Corp.;

Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,118,152

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,164,421

				3,282,573

South Carolina–0.51%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	2,020	2,126,063

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	954,269

				3,080,332

South Dakota–1.11%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,102,735

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,240	2,248,331

South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,125,373

Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,161,044

				6,637,483

Tennessee–4.12%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,285,820

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,895,863

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	2,057,046

Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,125	2,421,793

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	3,098,874

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,245	1,269,661

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	965	979,635

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities

Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,025,707

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008, VRD RB (INS - AGM)(e)(l)	2.15%	06/01/2042	8,000	8,000,000

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	2,555	2,653,635

				24,688,034

Texas–15.99%
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,200	1,267,253

Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(f)(l)(p)	2.40%	06/01/2063	855	855,000

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,133,194

Central Texas Regional Mobility Authority;
Series 2020 A, Ref. RB	5.00%	01/01/2049	985	1,005,455

Series 2020 E, RB	4.00%	01/01/2050	1,500	1,370,894

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,186,561

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,734,141

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,030	1,017,921

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,726,679

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	$4,325	$4,212,896

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,979,120

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,275	2,155,233

Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	1,360	1,332,995

Series 2023, RB (INS - AGM)(e)	4.25%	10/01/2053	1,455	1,396,400

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,272,184

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,370	1,364,872

Houston (City of), TX;
Series 2021 A, RB(h)	4.00%	07/01/2036	1,250	1,248,238

Series 2023 A, Ref. RB (INS - AGM)(e)(h)	5.25%	07/01/2048	1,765	1,868,513

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	575	574,720

Series 2021 A, RB(h)	4.00%	07/01/2041	600	506,615

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	505	504,436

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,423,983

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,360	1,374,387

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,760,884

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,218,771

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,306,096

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,150	3,060,172

Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	900	878,381

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	650	627,319

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB(d)	4.75%	07/01/2042	1,115	446,000

Series 2017 B, RB(d)	5.00%	07/01/2052	595	238,000

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	56,792

Series 2021, RB	2.00%	11/15/2061	1,897	700,658

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	676,532

Series 2016, Ref. RB	5.00%	07/01/2046	665	481,946

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(e)	5.00%	04/01/2046	535	523,381

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,505,740

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	1,030	747,889

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	445,656

Series 2017, Ref. RB	5.00%	01/01/2047	630	539,210

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	963,753

Series 2018, Ref. RB	5.00%	10/01/2031	600	557,949

Series 2020, RB	5.25%	10/01/2055	2,550	1,914,209

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,120	3,143,029

Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,675	1,816,247

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,120	3,444,347

Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	805,006

Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,244,690

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	2,491,442

Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,112,036

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(d)(q)	5.75%	02/15/2025	440	242,000

Series 2017 A, RB(d)	6.38%	02/15/2048	1,985	1,091,750

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$85	$77,958

Series 2020, Ref. RB	6.75%	11/15/2051	85	75,075

Series 2020, Ref. RB	6.88%	11/15/2055	85	75,609

Texas (State of); Series 2020, VRD GO Bonds(l)	3.25%	12/01/2050	1,675	1,675,000

Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2042	2,290	909,332

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,555	2,050,015

Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	1,210	655,007

Series 2015 C, Ref. RB	5.00%	08/15/2042	2,465	2,473,341

Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,535	2,705,850

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,455	1,411,908

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,715	2,805,292

Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2041	1,600	1,705,882

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,170	1,171,591

Texas Water Development Board; Series 2022, RB(i)	5.00%	10/15/2047	3,405	3,696,843

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,322

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,520	2,432,369

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,420	3,245,530

				95,727,499

Utah–1.48%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	365,003

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762

Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	855	883,015

Series 2023 A, RB(h)	5.50%	07/01/2053	2,960	3,195,686

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,903,405

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	987,278

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,153,063

				8,842,212

Virginia–3.31%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,585	2,585,461

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	2,092,019

Isle of Wight County Economic Development Authority; Series 2023, RB (INS - AGM)(e)	5.25%	07/01/2053	1,385	1,461,242

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	340	314,104

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	335	190,950

Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	1,000	1,008,029

Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,217,327

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2037	2,895	3,027,925

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	580	594,335

Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,670	1,690,810

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,195,746

Series 2017, RB(h)	5.00%	12/31/2056	4,405	4,413,578

				19,791,526

Washington–2.81%
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,535	2,696,626

Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	2,830	2,731,473

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,910	2,109,066

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,621,863

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,709,368

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	$440	$336,370

Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	268,967

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,223	1,125,769

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,207,195

				16,806,697

West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	921,175

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,808,344

				2,729,519

Wisconsin–4.47%
University of Wisconsin Hospitals & Clinics; Series 2018 B, Ref. VRD RB(l)	2.10%	04/01/2048	1,720	1,720,000

Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2050	6,645	1,854,363

Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2060	30,035	5,059,201

Series 2022, RB(f)	5.25%	12/15/2061	1,735	1,685,419

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,576,360

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,436,066

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,710	1,399,842

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,439,791

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	640	448,000

Series 2017, RB(f)	6.75%	12/01/2042	2,190	2,001,993

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	425	363,966

Series 2022 A, RB(f)	6.13%	02/01/2050	460	393,940

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	597,335

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	408,975

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,728,757

Series 2018 A, RB	5.35%	12/01/2045	1,710	1,713,425

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	907,443

				26,734,876

Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(e)	4.00%	06/01/2044	1,085	1,057,480

Total Municipal Obligations (Cost $960,259,751)				947,466,841

			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $517,082)(r)			10,149	504,675

TOTAL INVESTMENTS IN SECURITIES(s)–158.35% (Cost $960,776,833)				947,971,516

FLOATING RATE NOTE OBLIGATIONS–(8.22)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(t)				(49,185,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(45.65)%				(273,277,496)

OTHER ASSETS LESS LIABILITIES–(4.48)%				(26,863,960)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$598,645,060

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $4,572,768, which represented less than 1% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $47,303,308, which represented 7.90% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,095,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Trust’s Net Assets.
(r)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income

Invesco Municipal Strategic Income ETF	$505,375	$–	$–	$(700)	$–	$504,675	$15,457

(s)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.83%

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $71,364,598 are held by TOB Trusts and serve as collateral for the $49,185,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$946,419,709	$1,047,132	$947,466,841

Exchange-Traded Funds	504,675	–	–	504,675

Total Investments in Securities	504,675	946,419,709	1,047,132	947,971,516

Other Investments - Assets

Investments Matured	–	88	–	88

Total Investments	$504,675	$946,419,797	$1,047,132	$947,971,604

Invesco Trust for Investment Grade Municipals